Obligations under finance leases	12 Months Ended
Dec. 31, 2018
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Obligations under finance leases
37	Obligations under finance leases

The Group has commitments under finance lease agreements in respect of aircraft and related equipment. The majority of these leases have terms of 10 to 15 years expiring during the years 2019 to 2030. The Group has made careful assessment on the classification of leased aircraft pursuant to IAS 17 and believes all leased aircraft classified as finance lease meet one or more of the criteria as set out in IAS 17 that would lead to a lease being classified as a finance lease.

As at December 31, 2018 and 2017, future payments under these finance leases are as follows:

	2018			2017
	Present value of the minimum lease payments RMB million	Total minimum lease payments RMB million	Interest RMB million	Present value of the minimum lease payments RMB million	Total minimum lease payments RMB million	Interest RMB million
Within 1 year	9,555	12,062	2,507	8,341	10,764	2,423
After 1 year but within 2 years	9,572	11,738	2,166	8,145	10,257	2,112
After 2 years but within 5 years	32,285	36,765	4,480	25,376	29,627	4,251
After 5 years	20,809	22,200	1,391	26,062	28,251	2,189

	72,221	82,765	10,544	67,924	78,899	10,975
Less: balance due within one year classified as current liabilities	(9,555)			(8,341)

	62,666			59,583

Details of obligations under finance leases are as follows:

	2018	2017
	RMB million	RMB million
USD denominated obligations
Fixed interest rates ranging from 1.75% to 5.03% per annum as at December 31, 2018	8,630	7,803
Floating interest rates ranging from three-month LIBOR + 0.18% to three-month LIBOR + 2.95% per annum as at December 31, 2018	9,617	12,544
Floating interest rates ranging from six-month LIBOR + 0.03% to six-month LIBOR + 3.30% per annum as at December 31, 2018	8,620	11,327

Singapore Dollars denominated obligations
Floating interest rate at six-month SIBOR + 1.44% per annum as at December 31, 2018	244	292

Japanese Yen denominated obligations
Floating interest rate at three-month TIBOR + 0.75% to three-month TIBOR + 1.90% per annum as at December 31, 2018	1,228	1,279
Floating interest rate at six-month TIBOR + 3.00% per annum as at December 31, 2018	229	295

Renminbi denominated obligations
Fixed rate at 4.1% to 4.3% as at December 31, 2018	1,097	856
Floating interest rates ranging from 75.0% to 106.5% of five-year RMB loan benchmark interest rate announced by the PBOC per annum as at December 31, 2018	38,222	28,804
Floating interest rate at three-month CHN HIBOR + 0.38% as at December 31, 2018	407	455

Euro denominated obligations
Floating interest rate ranging from three-month EURIBOR + 0.32% to three-month EURIBOR + 2.20% per annum as at December 31, 2018	2,440	2,701
Floating interest rates ranging from six-month EURIBOR + 1.45% to six-month EURIBOR + 1.80% per annum as at December 31, 2018	1,487	1,568

	72,221	67,924

As at December 31, 2018, certain of the Group’s aircraft with carrying amounts of RMB88,739 million (December 31, 2017: RMB82,356 million) secured finance lease obligations totalling RMB72,221 million (December 31, 2017: RMB67,924 million).

As at December 31, 2018, the fair value of obligations under finance leases approximate their carrying amount. The fair value is within level 2 of the fair value hierarchy.